Segments and Geographical Information (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total revenues		$ 32,650	$ 28,932	$ 27,427
Long-lived assets	[1]	1,108	651	514
Israel [Member]
Segment Reporting Information [Line Items]
Total revenues		22,990	21,870	20,619
Long-lived assets	[1]	1,108	651	514
India [Member]
Segment Reporting Information [Line Items]
Total revenues		4,209	4,497	3,119
Long-lived assets	[1]
Far East [Member]
Segment Reporting Information [Line Items]
Total revenues		3,800	1,416	2,964
Long-lived assets	[1]
America [Member]
Segment Reporting Information [Line Items]
Total revenues		1,189	918	411
Long-lived assets	[1]
Europe [Member]
Segment Reporting Information [Line Items]
Total revenues		462	231	314
Long-lived assets	[1]

[1]	Long-lived assets are comprised of property and equipment (intangible assets and goodwill are not included).